Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 13, 2019	Aug. 08, 2019	Aug. 31, 2019	Feb. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 20, 2019	Feb. 20, 2019
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)					$ 10.00
Shareholders ownership, percentage				20.00%
Warrants price (in Dollars per share)					$ 1.00		$ 1.00
Incurred paid								$ 50,000
Convertible loan					$ 1,500,000		$ 1,500,000
Outstanding borrowings					$ 937,407		300,000
Debt financing, percentage		51.00%
Founder shares, description				(i) have the voting rights described in Note 7, (ii) are subject to certain transfer restrictions described below and (iii) are convertible into Class A Shares on a one-for-one basis, subject to adjustment pursuant to the anti-dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property.
Related party loan							$ 300,000	$ 0
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares of forfeiture (in Shares)				1,125,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Advisor fees		$ 20,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares of forfeiture (in Shares)				1,125,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)					8,650,000
Sale of price (in Dollars per share)							$ 1.00
Aggregate warrants purchased (in Shares)							8,650,000	8,650,000
Warrants price (in Dollars per share)					$ 1.00
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Sponsor fees		10,000					$ 10,000
Incurred paid					$ 30,000	$ 30,000	120,000
Advisory Agreement [Member]
Related Party Transactions (Details) [Line Items]
Incurred paid					$ 60,000	$ 60,000	$ 24,000	$ 100,000
Advisor fees		$ 20,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)							$ 10.00
Aggregate warrants purchased (in Shares)					17,250,000		17,250,000
IPO [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)			$ 10.00
Aggregated purchase price			$ 1,000,000
Aggregated purchase shares (in Shares)			100,000
IPO [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)			$ 10.00
Aggregated purchase price			$ 1,000,000
Aggregated purchase shares (in Shares)			100,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)				8,625,000
Sale of price (in Dollars per share)				$ 0.003
Aggregate price of founder shares				$ 25,000
Shareholders ownership, percentage				20.00%
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)				$ 12.00
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)				8,625,000
Sale of price (in Dollars per share)				$ 0.003
Aggregate price of founder shares				$ 25,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sale of price (in Dollars per share)				$ 12.00
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding borrowings	$ 277,000
Borrowings									$ 300,000	$ 300,000
Warrant [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Aggregate warrants purchased (in Shares)					8,650,000		8,650,000
Warrants price (in Dollars per share)					$ 1.00		$ 1.00
Aggregated purchase price					$ 8,650,000		$ 8,650,000